Leasing arrangements - leasee - Summary of profit and loss accounts relating to lease contracts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items affecting profit or loss
Interest expense on lease liabilities	$ 18,757	$ 14,556	$ 15,245
Expense on short-term lease contracts	$ 55,944	$ 95,213	$ 143,791